Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2017	$ 3,000		$ (235,630)		$ (232,630)
Balance, shares at Dec. 31, 2017	3,000,000
Sale of common stock - investors in the IPO, net of offering costs	$ 1,313	5,313,863			5,315,176
Sale of common stock - investors in the IPO, net of offering costs, shares	1,312,520
Issuance of common stock to employees	$ 104	559,395			559,499
Issuance of common stock to employees, shares	103,636
Issuance of common stock to note holders	$ 33	167,467			167,500
Issuance of common stock to note holders, shares	33,500
Issuance of common stock to vendors for services	$ 159	800,841			801,000
Issuance of common stock to vendors for services, shares	158,797
Acquisition of Edison Nation Holdings, LLC - issuance of common stock to satisfy indebtedness	$ 557	3,383,728			3,384,285
Acquisition of Edison Nation Holdings, LLC - issuance of common stock to satisfy indebtedness, shares	557,084
Acquisition of Cloud B, Inc. - issuance of common stock	$ 489	2,663,711			2,664,200
Acquisition of Cloud B, Inc. - issuance of common stock, shares	489,293
Acquisition of Cloud B, Inc. - noncontrolling interest				1,158,000	1,158,000
Acquisition of Best Party Concepts, LLC - deemed distribution and noncontrolling interest		(692,533)		(192,533)	(885,066)
Acquisition of Pirasta, LLC - deemed distribution		(188,552)			(188,552)
Beneficial conversion option on indebtedness related to acquisition of Edison Nation Holdings, LLC		500,000			500,000
Shares reserved for future issuance of common stock to sellers of Edison Nation Holdings, LLC		6,014,250			6,014,250
Stock-based compensation		2,025,994			2,025,994
Net loss			(5,330,126)	(13,891)	(5,344,017)
Balance at Dec. 31, 2018	$ 5,655	20,548,164	(5,565,756)	951,576	15,939,639
Balance, shares at Dec. 31, 2018	5,654,830
Issuance of common stock to note holders	$ 15	74,085			74,100
Issuance of common stock to note holders, shares	15,000
Issuance of common stock to vendors for services	$ 10	52,490			52,500
Issuance of common stock to vendors for services, shares	10,500
Stock-based compensation		184,419		56,983	184,419
Net loss			(1,435,290)		(1,378,397)
Balance at Mar. 31, 2019	$ 5,680	20,859,158	(7,001,046)	1,008,469	14,872,261
Balance, shares at Mar. 31, 2019	5,680,330
Balance at Dec. 31, 2018	$ 5,655	20,548,164	(5,565,756)	951,576	15,939,639
Balance, shares at Dec. 31, 2018	5,654,830
Sale of common stock - investors in the IPO, net of offering costs	$ 1,175	2,038,128			2,039,303
Sale of common stock - investors in the IPO, net of offering costs, shares	1,175,000
Issuance of common stock to employees	$ 3	8,847			8,850
Issuance of common stock to employees, shares	3,000
Issuance of common stock to note holders	$ 286	386,994			387,280
Issuance of common stock to note holders, shares	286,005
Issuance of common stock to vendors for services	$ 292	738,008			738,300
Issuance of common stock to vendors for services, shares	291,736
Stock-based compensation		1,248,121			1,248,121
Issuance of common stock - Uber Mom in connection with acquisition of assets	$ 45	98,568			98,613
Issuance of common stock - Uber Mom in connection with acquisition of assets, shares	45,000
Issuance of common stock upon the conversion of debt	$ 560	1,119,810			1,120,370
Issuance of common stock upon the conversion of debt, shares	560,185
Issuance of warrants to noteholders and beneficial conversion option		72,936			72,936
Net loss			(12,929,706)	(1,269,274)	(14,198,980)
Balance at Dec. 31, 2019	$ 8,016	26,259,576	(18,495,462)	(317,698)	7,454,432
Balance, shares at Dec. 31, 2019	8,015,756
Issuance of common stock to note holders	$ 160	201,164			201,324
Issuance of common stock to note holders, shares	160,000
Stock-based compensation		748,749			748,749
Issuance of warrants to noteholders and beneficial conversion option		1,018,953			1,018,953
Returned common stock from noteholder	$ (153)	153
Returned common stock from noteholder, shares	(153,005)
Issuance of common stock to consultants	$ 654	562,109			562,763
Issuance of common stock to consultants, shares	653,750
Divestiture of Cloud B				(26,392)	(26,392)
Net loss			1,269,492		1,269,492
Balance at Mar. 31, 2020	$ 8,677	$ 28,790,704	$ (17,225,970)	$ (344,090)	$ 11,229,321
Balance, shares at Mar. 31, 2020	8,676,501